Derivative Assets And Liabilities - Disclosure and detailed information about currency contracts outstanding (Details) - 12 months ended Dec. 31, 2019 $ in Thousands, $ in Thousands	CAD ($)	USD ($)
Disclosure of Derivative Liabilities [Line Items]
Notional amount	$ 13,430	$ 10,000
Average foreign exchange rate	1.3430
January To February Contract [Member]
Disclosure of Derivative Liabilities [Line Items]
Notional amount	$ 13,430	$ 10,000
Average foreign exchange rate	1.3430